INCOME TAXES - Net deferred tax asset (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INCOME TAXES
Amortized ratably over the period	180 months	180 months
Income tax provision	$ 185,837	$ 215,000
Reduce the deferred tax assets	0	0
Deferred tax assets:
Startup and organizational costs	371,046	195,000
Total deferred tax asset	371,046	195,000
Valuation allowance	$ (371,046)	$ (195,000)